Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table summarizes stock option activity for the year ended December 31, 2023:

	Number of stock options outstanding	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)
Balance at January 1, 2023	529,773	$94.59	8.2	$—
Assumption of options in connection with the Reverse Merger	1,273,454	7.95		177
Options granted, fair value of $10.30 per share	610,641	12.09		159
Options exercised	(2,798)	1.66		46
Options forfeited	(661,595)	74.14		456

Balance at December 31, 2023	1,749,475	$10.61	8.4	$3,181

Exercisable options at December 31, 2023	650,557	$11.74	7.7	$1,506
Unvested options at December 31, 2023	1,098,918	$9.95	8.8	$1,675

Schedule of Grant-Date Fair Value of Stock Options Issued, Presented on a Weighted Average Basis
The table below summarizes the assumptions used to determine the grant-date fair value of stock options issued, presented on a weighted average basis during the years ended December 31, 2023 and 2022:

	December 31,
	2023	2022
Risk-free interest rate	4.0%	2.5%
Expected term (in years)	6.0	5.9
Expected volatility	87.5%	81.2%
Expected dividend yield	0.0%	0.0%

Schedule of Activity Relating to Restricted Stock Units
The following table summarizes restricted stock unit activity for the year ended December 31, 2023:

	Number of units outstanding	Weighted average grant date fair value per share
Balance at January 1, 2023	16,084	$70.09
Restricted stock units granted	7,696	8.80
Restricted stock units vested	(6,495)	68.96
Restricted stock units forfeited	(17,285)	43.22

Balance at December 31, 2023	—	$—

Schedule of Stock Based Compensation Expense
The following table provides a summary of stock-based compensation expense related to stock options, restricted stock units, restricted stock, and warrants:

	Year Ended December 31,
	2023	2022
Research and development	$897	$416
General and administrative	2,003	1,102

Total stock-based compensation expense	$2,900	$1,518